Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Net revenue	$ 33,983	$ 26,830	[1]	$ 26,358	[2]	$ 21,447	$ 18,256	$ 40,292	$ 31,586	$ 19,954	$ 17,425	$ 71,441	$ 66,061	$ 92,891	$ 109,257	$ 77,324
Gross profit	7,261	5,549	[1]	5,737	[2]	5,319	6,427	9,618	7,853	5,360	5,029	16,620	17,483	23,032	27,860	21,510
Income (loss) before income taxes	(2,086)	(3,815)	[1]	(27,549)	[2]	(4,070)	(3,052)	94	(739)	(1,883)	68	(8,779)	(34,671)	(38,486)	(2,460)	2,036
Net income (loss)	$ (2,094)	$ (3,815)	[1]	$ (39,017)	[2]	$ (2,518)	$ (1,856)	$ 116	$ (478)	$ (1,575)	$ 37	$ (8,796)	$ (43,391)	$ (47,206)	$ (1,900)	$ 1,239
Diluted net income (loss) per share	$ (0.07)	$ (0.14)	[1]	$ (1.46)	[2]	$ (0.09)	$ (0.07)	$ 0.00	$ (0.02)	$ (0.08)	$ 0.00	$ (0.31)	$ (1.63)	$ (1.77)	$ (0.08)	$ 0.07
Weighted average shares outstanding-diluted	30,044	26,694	[1]	26,677	[2]	26,669	26,661	26,655	26,655	19,112	18,310	28,276	26,672	26,673	23,572	18,367

[1]	The quarter ended December 31, 2012 includes a noncash charge of $1.6 million for an additional valuation allowance for our net deferred tax assets generated during that quarter.
[2]	The quarter ended September 30, 2012 includes a noncash charge of $22.0 million for the impairment of goodwill and other assets and a noncash charge of $14.5 million for the establishment of a valuation allowance for all of our net deferred tax assets.